UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Wilson
Title:  Managing Member
Phone:  (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York             May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $128,807
                                         (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                    VALUE      SHRS OR   SH/ PUT/   INVSTMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP           (X$1000)   PRN AMT   PRN CALL   DSCRTN    MNGRS   SOLE       SHARED  NONE

American Axle & Mfg Hldgs In   COM         024061 10 3     2,912      170,000   SH          SOLE     NONE    170,000
American Railcar Inds Inc      COM         02916P 10 3     1,824       52,000   SH          SOLE     NONE     52,000
Celanese Corp Del              COM SER A   150870 10 3     3,382      161,300   SH          SOLE     NONE    161,300
Champion Enterprises Inc       COM         158496 10 9     4,656      311,200   SH          SOLE     NONE    311,200
Chaparral Stl Co Del           COM         159423 10 2     9,159      141,081   SH          SOLE     NONE    141,081
Clear Channel Communications   COM         184502 10 2     2,530       87,200   SH          SOLE     NONE     87,200
Comfort Sys USA Inc            COM         199908 10 4     1,890      140,000   SH          SOLE     NONE    140,000
CYTYC Corp                     COM         232946 10 3     1,874       66,500   SH          SOLE     NONE     66,500
Dow Chem Co                    COM         260543 10 3     4,795      118,100   SH          SOLE     NONE    118,100
Dycom Inds Inc                 COM         267475 10 1     3,530      166,100   SH          SOLE     NONE    166,100
Eagle Materials Inc            COM         26969P 10 8       669       10,500   SH          SOLE     NONE     10,500
Eagle Materials Inc            CL B        26969P 20 7     5,837       91,500   SH          SOLE     NONE     91,500
Fleetwood Enterprises Inc      COM         339099 10 3     3,765      337,100   SH          SOLE     NONE    337,100
Gencorp Inc                    COM         368682 10 0     4,357      212,000   SH          SOLE     NONE    212,000
General Electric Co            COM         369604 10 3     4,504      129,500   SH          SOLE     NONE    129,500
Hunt JB Trans Srvcs Inc        COM         445658 10 7     3,140      126,900   SH          SOLE     NONE    126,900
IHOP Corp                      COM         449623 10 7     3,821       65,500   SH          SOLE     NONE     65,500
Infrasource Srvcs Inc          COM         45684P 10 2     4,836      222,000   SH          SOLE     NONE    222,000
Intl Paper Co                  COM         460146 10 3     2,733      139,900   SH          SOLE     NONE    139,900
Magna Ent Corp                 CL A        559211 10 7     3,939      580,100   SH          SOLE     NONE    580,100
Mercer Intl Inc                COM         588056 10 1     2,639      283,500   SH          SOLE     NONE    283,500
Old Dominion Fght Lines Inc    COM         679580 10 0     2,835      105,200   SH          SOLE     NONE    105,200
Oregon Stl Mls Inc             COM         686079 10 4     7,092      138,600   SH          SOLE     NONE    138,600
Pike Elec Corp                 COM         721283 10 9     3,227      153,600   SH          SOLE     NONE    153,600
Quanta Svcs Inc                COM         74762E 10 2     6,850      427,600   SH          SOLE     NONE    427,600
Republic Arwys Hldgs Inc       COM         760276 10 5     1,896      128,009   SH          SOLE     NONE    128,009
Rush Enterprises Inc           CL A        781846 20 9     1,849      105,200   SH          SOLE     NONE    105,200
Southwestern Energy Co         COM         845467 10 9     2,875       89,300   SH          SOLE     NONE     89,300
Swift Trans Co                 COM         870756 10 3     1,660       76,400   SH          SOLE     NONE     76,400
Syneron Medical Ltd            ORD SHS     M87245 10 2     1,285       44,000   SH          SOLE     NONE     44,000
TranSwitch Corp                COM         894065 10 1     2,342      900,600   SH          SOLE     NONE    900,600
Trinity Inds Inc               COM         896522 10 9     6,369      117,100   SH          SOLE     NONE    117,100
Wabtec Corp                    COM         929740 10 8     2,461       75,500   SH          SOLE     NONE     75,500
Washington Group Intl Inc      COM NEW     938862 20 8     4,207       73,300   SH          SOLE     NONE     73,300
Whirlpool Corp                 COM         963320 10 6     2,744       30,000   SH          SOLE     NONE     30,000
Xm Satellite Radio Hldgs Inc   CL A        983759 10 1     4,323      194,100   SH          SOLE     NONE    194,100
                                                         128,807

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